AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Financials - 33.2%
Banks - 19.4%
Banco Macro SA (ADR)	1,352	$61,868
Bank Central Asia Tbk PT	69,000	134,645
Bank Mandiri Persero Tbk PT (a)	200,500	105,211
Capitec Bank Holdings Ltd.	150	14,034
Credicorp Ltd.	230	55,189
Grupo Financiero Banorte SAB de CV-Class O	31,040	168,631
HDFC Bank Ltd.	5,030	168,373
IndusInd Bank Ltd.	4,990	128,283
Itau Unibanco Holding SA (ADR)	8,325	73,343
Sberbank of Russia PJSC (Sponsored ADR)	4,025	53,050
TCS Group Holding PLC (GDR) (b)	2,480	43,995
Yes Bank Ltd.	15,270	60,383

		1,067,005

Consumer Finance - 3.4%
Manappuram Finance Ltd.	38,230	68,892
Muthoot Finance Ltd. (a)	5,480	48,532
Repco Home Finance Ltd.	10,830	72,536

		189,960

Insurance - 6.7%
AIA Group Ltd.	8,200	81,998
Ping An Insurance Group Co. of China Ltd.-Class H	12,500	140,728
Prudential PLC	7,200	144,327

		367,053

Thrifts & Mortgage Finance - 3.7%
Housing Development Finance Corp., Ltd.	3,640	103,164
Indiabulls Housing Finance Ltd.	8,150	101,120

		204,284

		1,828,302

Information Technology - 16.9%
Electronic Equipment, Instruments & Components - 7.2%
Elite Material Co., Ltd.	26,000	90,113
Hangzhou Hikvision Digital Technology Co., Ltd.-Class A	24,600	128,056
Samsung SDI Co., Ltd.	190	36,006
Sunny Optical Technology Group Co., Ltd.	6,000	71,930
Zhejiang Dahua Technology Co., Ltd.-Class A	28,500	69,544

		395,649

IT Services - 1.3%
My EG Services Bhd	60,500	20,979
TravelSky Technology Ltd.-Class H	19,000	50,315

		71,294

Semiconductors & Semiconductor Equipment - 3.5%
Koh Young Technology, Inc.	490	36,973
Silergy Corp.	3,000	44,939
SK Hynix, Inc.	1,660	108,840

		190,752

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 4.9%
Samsung Electronics Co., Ltd.	2,820	$111,229
Samsung Electronics Co., Ltd. (Preference Shares)	5,030	161,061

		272,290

		929,985

Consumer Discretionary - 16.8%
Diversified Consumer Services - 3.8%
Four Seasons Education Cayman, Inc. (ADR)	1,102	1,962
Fu Shou Yuan International Group Ltd.	34,000	31,247
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	1,915	172,522

		205,731

Hotels, Restaurants & Leisure - 2.9%
Huazhu Group Ltd. (ADR)	810	34,133
OPAP SA	10,830	111,934
Premium Leisure Corp.	845,000	13,684

		159,751

Internet & Direct Marketing Retail - 9.9%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	1,779	324,579
Baozun, Inc. (Sponsored ADR) (a)(c)	2,800	116,312
MakeMyTrip Ltd. (a)	1,680	46,368
Naspers Ltd.-Class N	239	55,697

		542,956

Multiline Retail - 0.2%
Lojas Renner SA	1,100	12,305

		920,743

Communication Services - 12.3%
Interactive Media & Services - 10.7%
58.com, Inc. (ADR) (a)	1,790	117,567
Momo, Inc. (Sponsored ADR) (a)	2,180	83,363
Tencent Holdings Ltd.	6,200	285,125
Yandex NV-Class A (a)	3,050	104,737

		590,792

Wireless Telecommunication Services - 1.6%
Safaricom PLC	315,190	86,302

		677,094

Industrials - 6.2%
Commercial Services & Supplies - 1.1%
Sunny Friend Environmental Technology Co., Ltd.	8,000	62,641

Professional Services - 1.4%
51job, Inc. (ADR) (a)	1,000	77,880

Company	Shares	U.S. $ Value
Road & Rail - 2.0%
Globaltrans Investment PLC (Sponsored GDR) (b)	7,950	$84,588
Localiza Rent a Car SA	3,000	25,331

		109,919

Transportation Infrastructure - 1.7%
Adani Ports & Special Economic Zone Ltd.	16,780	91,949

		342,389

Consumer Staples - 5.7%
Beverages - 4.9%
Coca-Cola HBC AG(a)	240	8,184
Heineken NV	140	14,797
Kweichow Moutai Co., Ltd.-Class A	1,180	149,594
Wuliangye Yibin Co., Ltd.-Class A	6,970	98,355

		270,930

Food & Staples Retailing - 0.5%
Dino Polska SA (a)(b)	880	27,705

Personal Products - 0.3%
TCI Co., Ltd.	1,000	13,737

		312,372

Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Petroleo Brasileiro SA (Preference Shares)	22,100	158,383

Health Care - 2.4%
Health Care Equipment & Supplies - 0.3%
Yestar Healthcare Holdings Co., Ltd.	57,500	13,478

Health Care Providers & Services - 2.1%
NMC Health PLC	3,930	117,140

		130,618

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Vincom Retail JSC (a)	56,140	83,879

Utilities - 0.5%
Electric Utilities - 0.5%
Equatorial Energia SA	1,400	28,605

Total Common Stocks (cost $5,045,016)		5,412,370

EQUITY LINKED NOTES - 2.1%
Industrials - 1.0%
Machinery - 1.0%
Han’S Laser Technology Industry Group Co., UBS AG, expiring 3/06/20 (a)	8,700	54,632

Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Vincom Retail JSC, Deutsche Bank AG, expiring 11/12/27 (a)	32,070	47,820

Company		Shares		U.S. $ Value
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 4/05/21 (a)		3,666		$13,398

Total Equity Linked Notes (cost $120,186)				115,850

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (d)(e)(f) (cost $17,799)		17,799		17,799

	Principal Amount (000)
Time Deposits - 0.3%
BBH, Grand Cayman
(1.44)%, 4/01/19	CHF	0	*	12
(0.57)%, 4/01/19	EUR	1		618
0.37%, 4/01/19	GBP	0	*	620
0.90%, 4/01/19	SGD	0	*	42
1.42%, 4/01/19	HKD	4		562
1.78%, 4/01/19	USD	12		11,732
5.07%, 4/01/19	ZAR	8		557

Total Time Deposits (cost $14,159)				14,143

Total Short-Term Investments (cost $31,958)				31,942

Total Investments Before Security Lending Collateral for Securities Loaned - 101.1% (cost $5,197,160)				5,560,162

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
Investment Companies - 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (d)(e)(f) (cost $110,880)		110,880		110,880

Total Investments - 103.1% (cost $5,308,040) (g)				5,671,042
Other assets less liabilities - (3.1)%				(168,189)

Net Assets - 100.0%				$5,502,853

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate market value of these securities amounted to $156,288 or 2.8% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $685,206 and gross unrealized depreciation of investments was $(322,204), resulting in net unrealized appreciation of $363,002.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN 1

March 31, 2019 (unaudited)

36.2%	China
16.0%	India
8.2%	South Korea
5.4%	Brazil
5.1%	Russia
4.3%	Indonesia
3.0%	Mexico
3.0%	Taiwan
2.6%	Vietnam
2.6%	United Kingdom
2.1%	United Arab Emirates
2.0%	Greece
1.6%	Kenya
7.3%	Other
0.6%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Argentina, Hong Kong, Malaysia, Netherlands, Peru, Philippines, Poland, South Africa and Switzerland.

AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level

2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$638,483		$1,189,819		$	– 0	–	$1,828,302
Information Technology	– 0	–	929,985			– 0	–	929,985
Consumer Discretionary	708,181		212,562			– 0	–	920,743
Communication Services	391,969		285,125			– 0	–	677,094
Industrials	187,799		154,590			– 0	–	342,389
Consumer Staples	– 0	–	312,372			– 0	–	312,372
Energy	158,383		– 0	–		– 0	–	158,383
Health Care	13,478		117,140			– 0	–	130,618
Real Estate	– 0	–	83,879			– 0	–	83,879
Utilities	28,605		– 0	–		– 0	–	28,605
Equity Linked Notes:
Industrials	– 0	–	54,632			– 0	–	54,632
Real Estate	– 0	–	47,820			– 0	–	47,820
Consumer Discretionary	– 0	–	13,398			– 0	–	13,398
Short-Term Investments:
Investment Companies	17,799		– 0	–		– 0	–	17,799
Time Deposits	– 0	–	14,143			– 0	–	14,143
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	110,880		– 0	–		– 0	–	110,880

Total Investments in Securities	2,255,577		3,415,465+			– 0	–	5,671,042
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$2,255,577		$3,415,465		$	– 0	–	$5,671,042

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$662	$644	$18	$0	**
Government Money Market Portfolio*		31		158	78	111	0	**

Total						$129	$0	**

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.